A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2023

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Boundary Creek Fund Offshore Ltd.	Global	$16,250,000	$16,239,077	4.08%	10/1/2020	Quarterly	90 days	6/30/2023	(d),(e)	$2,853,600
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	12,973,227	18,390,457	4.63	2/1/2017	Quarterly	60 days	6/30/2023	(d)	$4,597,614
Sona Credit Fund Ltd	Global	15,667,080	17,630,926	4.43	12/1/2022	Quarterly	45 days	6/30/2023	(d)	$4,407,732

Credit/Income Subtotal		44,890,307	52,260,460	13.14

Equity Hedged

3W Greater China Focus Non-US Feeder Fund	Great China	10,000,000	9,841,000	2.47	2/1/2023	Monthly	60 days	1/31/2025	(f)	$9,841,000
Aleutian Fund, Ltd.	US/Canada	18,000,000	17,867,101	4.49	6/1/2023	Monthly	90 days	6/30/2023		$17,867,101
Anomaly Capital International, Ltd.	Global	20,000,000	28,305,077	7.11	10/1/2020	Quarterly	60 days	6/30/2023	(d)	$7,076,269
Aventail Energy Offshore Fund, Ltd.	US/Canada	17,500,000	15,524,470	3.90	8/1/2022	Quarterly	45 days	9/30/2024	(f)	$15,524,470
MY Asian Opportunities Fund, L.P.	Asia including Japan	9,497,732	12,276,205	3.09	4/1/2018	Quarterly	60 days	6/30/2023		$12,276,205
Parsifal Offshore Ltd.	Global	10,328,300	9,691,916	2.44	3/1/2021	Quarterly	60 days	9/30/2023	(g)	$3,230,639
Point72 Capital International, Ltd.	Global	10,384,484	16,859,701	4.24	8/1/2018	Quarterly	45 days	6/30/2023	(d)	$4,214,925

Equity Hedged Subtotal		95,710,516	110,365,470	27.74

Multi-Strategy

Empyrean Capital Overseas Fund, Ltd.	US/Canada	9,709,366	9,272,931	2.33	12/1/2021	Quarterly	65 days	6/30/2023	(d)	$2,318,233
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	31,000,000	32,792,926	8.24	6/1/2021	Monthly- Quarterly	45 days	6/30/2023	(h)	$27,621,786

Multi-Strategy Subtotal		40,709,366	42,065,857	10.57

Relative Value

Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	16,000,000	17,404,863	4.37	8/1/2021	Monthly	30 days	6/30/2023	(i)	$8,702,432
Elan Feeder Fund Ltd.	Global	23,000,000	27,596,511	6.94	2/1/2022	Monthly	45 days	6/30/2023	(d)	$6,899,128
Linden Investors LP	Global	7,509,659	17,551,002	4.41	4/1/2014	Quarterly	65 days	6/30/2023	(d)	$4,387,751
Symmetry International Fund, Ltd.	Global	29,462,443	66,459,770	16.70	1/1/2015	Anniversary - 30 months	180 days	6/30/2023		$66,459,770

Relative Value Subtotal		75,972,102	129,012,146	32.42

Trading

East One Commodity Fund Ltd.	Global Markets	11,836,957	17,249,322	4.34	3/1/2021	Monthly	30 days	6/30/2023		$17,249,322
Kirkoswald Global Macro Fund Ltd	Global Markets	13,500,000	14,342,228	3.60	5/1/2023	Quarterly	60 days	6/30/2023	(d)	$3,585,557
Rokos Global Macro Fund, Ltd.	Global	10,012,953	18,112,874	4.55	11/1/2015	Monthly	90 days	6/30/2023	(d)	$4,528,219
Statar Capital Offshore (Cayman), Ltd.	US/Canada	8,087,544	10,709,781	2.69	4/1/2022	Monthly	30 days	6/30/2023		$10,709,781

Trading Subtotal		43,437,454	60,414,205	15.18

Total Investment Funds		$300,719,745	$394,118,138	99.05%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2023

(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	A portion of this holding ($4,824,679) is under lock-up and is not redeemable.
(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.
(h)	A portion of this holding ($5,909,874) is subject to an investor level gate of 12.5%.
(i)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $394,118,138. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $52,260,460) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2023, the Investment Funds in the credit/income strategy had $52,260,460 representing approximately 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $4,824,679 representing 9% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 5 months at June 30, 2023.

The Investment Funds in the equity hedged strategy (total fair value of $110,365,470) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2023, the Investment Funds in the equity hedged strategy had $70,530,248, representing 64% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2023

amount is $25,365,470, representing 23% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments ranges from 13-19 months at June 30, 2023.

The Investment Funds in the multi-strategy strategy (total fair value of $42,065,857) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2023, the Investment Funds in the multi-strategy strategy had $15,182,805, representing 36% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $129,012,146), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2023, the Investment Funds in the relative value strategy had $62,552,376, representing 48% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $60,414,205) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2023, the Investment Funds in the trading strategy had $32,455,102, representing 54% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2023.

Please refer to the March 31, 2023 financial statements for full disclosure on the Fund’s portfolio valuation methodology.